Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1 TO FORM S-1
Document Period End Date	Sep. 30, 2015
Trading Symbol	MDBX
Entity Registrant Name	Medbox, Inc.
Entity Central Index Key	0001547996
Entity Filer Category	Smaller Reporting Company